Consolidated Statement of Changes in Equity - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Share Premium	Additional Paid in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 12,722,511		$ 90		$ 181,191	$ 246,203	$ (10,464,219)	$ 2,685,776
Balance (in Shares) at Dec. 31, 2020	10,076,873		9,000,000
Retroactive application of recapitalization	$ (12,722,511)		$ 2,348		(181,191)
Retroactive application of recapitalization (in Shares)	(10,076,873)		15,386,330	12,901,354
Net loss							(14,472,494)	(14,472,494)
Issuance of warrant								345,880
Issuance of warrant (in Shares)				345,880
Issuance of common stock upon settlement of restricted stock units			$ 436				(34)	767,908
Issuance of common stock upon settlement of restricted stock units (in Shares)			4,360,419	767,506
Conversion of convertible notes into common stocks			$ 481					8,848,947
Conversion of convertible notes into common stocks (in Shares)			4,811,618	8,848,466
Issuance of common stock			$ 1,051					29,710,000
Issuance of common stock (in Shares)			10,509,396	29,708,949
Stock-based compensation								83,843
Stock-based compensation (in Shares)				83,843
Exercise of stock-based awards			$ 3					17,005
Exercise of stock-based awards (in Shares)			32,437	17,002
Foreign currency translation adjustment						(7,467,497)		(7,467,497)
Balance at Dec. 31, 2021			$ 4,409			(7,221,294)	(24,936,747)	20,519,368
Balance (in Shares) at Dec. 31, 2021			44,100,200	52,673,000
Net loss							(14,245,878)	(14,245,878)
Stock-based compensation								1,657,709
Stock-based compensation (in Shares)				1,657,709
Exercise of stock-based awards			$ 2					5,174
Exercise of stock-based awards (in Shares)			19,974	5,172
Foreign currency translation adjustment						(336,705)		(336,705)
Balance at Dec. 31, 2022			$ 4,411			(7,557,999)	(39,182,625)	7,599,668
Balance (in Shares) at Dec. 31, 2022			44,120,174	54,335,881
Net loss							(33,814,719)	(33,814,719)
Issuance of common stock upon settlement of restricted stock units			$ 846				(846)
Issuance of common stock upon settlement of restricted stock units (in Shares)			8,461,504
Repurchase of private/public warrants and reclassification of public warrants from equity to liability							7,391,994	(1,270,499)
Repurchase of private/public warrants and reclassification of public warrants from equity to liability (in Shares)				(8,662,493)
Stock-based compensation								1,983,760
Stock-based compensation (in Shares)				1,983,760
Exercise of stock-based awards			$ 9					8,125
Exercise of stock-based awards (in Shares)			89,482	8,116
Exercise of PFG warrant			$ 15
Exercise of PFG warrant (in Shares)			146,671	(15)
Issuance of common stock upon reverse recapitalization, net of fees			$ 422					(7,203,993)
Issuance of common stock upon reverse recapitalization, net of fees (in Shares)			4,218,263	(7,204,415)
Balance at Dec. 31, 2023			$ 5,703			$ (7,557,999)	$ (65,606,196)	$ (32,697,658)
Balance (in Shares) at Dec. 31, 2023			57,036,094	40,460,834